Income taxes - Schedule of Tax Loss Carryforwards (Details) $ in Millions	Apr. 02, 2023 CAD ($)
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 50.4
2039 and prior
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	4.6
2040
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	8.5
2041
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	8.8
2042
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	8.5
2043
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	6.9
2044 and thereafter
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 13.1